Other Operating Income And Expenses(Table)	12 Months Ended
Dec. 31, 2017
Other Operating Income And Expenses Abstract [Abstract]
Other Operating Income And Expense Text Block [Text Block]

Details of other operating income and expenses for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Other operating income
Revenue related to available-for-sale financial assets
Gain on redemption of available-for-sale financial assets	￦	312	￦	226	￦	884
Gain on sale of available-for-sale financial assets		404,144		236,344		113,001
Reversal for impairment on available-for-sale financial assets		265		328		—

Sub-total		404,721		236,898		113,885

Revenue related to held-to-maturity financial assets
Gain on redemption of held-to-maturity financial assets		—		—		374

Sub-total		—		—		374

Gain on foreign exchange transactions		2,464,723		3,567,560		2,520,168
Dividend income		96,829		134,989		276,829
Others		258,888		278,827		325,745

Total other operating income		3,225,161		4,218,274		3,237,001

Other operating expenses
Expense related to available-for-sale financial assets
Loss on redemption of available-for-sale financial assets		114		—		1,403
Loss on sale of available-for-sale financial assets		10,108		44,360		174,543
Impairment on available-for-sale financial assets		227,588		35,216		47,917

Sub-total		237,810		79,576		223,863

Loss on foreign exchanges transactions		2,406,683		3,303,205		2,472,657
Others		1,191,014		1,251,401		1,442,371

Total other operating expenses		3,835,507		4,634,182		4,138,891

Net other operating income (expenses)	￦	(610,346)	￦	(415,908)	￦	(901,890)